Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,112,170
Previously Paid Amount	0.00
Total Fee Amount	2,777.49
Total Offset Amount	0.00
Net Fee	2,777.49
Narrative - Max Aggregate Offering Price	$ 20,112,170
Final Prospectus	true